Financial Debt - Additional information (Details) $ in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Y	Dec. 31, 2021 USD ($) Y	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of financial debt [Line Items]
Base turnover dependent reimbursement Convention 6472	0.224%	0.224%
Loan 29 June 2016	€ 500,000
Loan maturity 29 June 2016 in years | Y	8	8
Interest pa loan 29 June 2016	1.284%	1.284%
Carrying amount loan 29 June 2016	€ 229,000		€ 313,000
Repayment of other loan	83,000		63,000	€ 82,000
Contractual advances
Disclosure of financial debt [Line Items]
Sleep apnea device (6472)	1,600,000
First articles (6839) | $		$ 2.2
Clinical trial (6840) | $		2.4
Activation chip improvements (7388)	1,500,000	$ 1.5
Advances received
Disclosure of financial debt [Line Items]
Recoverable cash advances received first articles 01 01 2015	1,900,000
Outstanding amount recoverable cash advances received 2018	226,000,000
Clinical trial (6840)	2,400,000
Amounts reimbursed
Disclosure of financial debt [Line Items]
Sleep apnea device (6472)	30,000,000		40,000,000
First articles (6839)	100,000,000		0
Activation chip improvements (7388)	14,000,000		15,000,000
Cumulated amounts reimbursed
Disclosure of financial debt [Line Items]
Sleep apnea device (6472)	450,000,000
First articles (6839)	184,000,000
Clinical trial (6840)	135,000,000
Activation chip improvements (7388)	€ 29,000,000
Consolidated entity
Disclosure of financial debt [Line Items]
Base turnover dependent reimbursement convention 6839	0.30%	0.30%
Base turnover dependent reimbursement convention 6840	0.336%	0.336%
Base turnover dependent reimbursement convention 7388	0.45%	0.45%
Percentage non revocable repayment	30.00%	30.00%
Probability of repayment program with support Walloon region	100.00%	100.00%
Discount rate used for the variable part of the financial debt	12.50%	12.50%
Number of months when recorded as non current	12	12
Discounting impact	€ 900,000		800,000
Sensitivity analysis fair value of liabilities percentage change in revenu projections	25.00%	25.00%
Sensitivitiy analysis fair value of liabilities percentage change in discount rate	25.00%	25.00%
Sensitivity analysis positive percentage change	25.00%	25.00%
Sensitivity analysis negative percentage change	25.00%	25.00%
Discount rate used for the fixed part of the recoverable cash advances by a change of 25 percent	3.80%	3.80%
Discount rate used for the fixed part of the recoverable cash advances	5.00%	5.00%
Discount rate used for the variable part of the recoverable cash advances by a change of 25 percent	9.40%	9.40%
Discount rate used for the variable part of the recoverable cash advances	12.50%	12.50%
Initial measurement and re-measurement	€ 385,000,000,000		€ 145,000